Prospectus Supplement                                           208580  10/03
dated October 30, 2003 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Equity Fund, Putnam VT Income Fund, Putnam VT International Equity Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Vista Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT EQUITY INCOME FUND
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Large-Cap Value and Core Fixed-Income Teams
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Portfolio leader        Since     Experience
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Bartlett R. Geer        2000      2000 - Present          Putnam Management
                                  Prior to Dec. 2000      State Street Research
                                                          and Management
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Portfolio member        Since     Experience
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Jeanne L. Mockard       2000      1985 - Present          Putnam Management
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PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
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Large-Cap Value, Core Fixed-Income and Global Asset Allocation Teams
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Portfolio leader        Since     Experience
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Jeanne L. Mockard       2000      1985 - Present          Putnam Management
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Portfolio member        Since     Experience
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Jeffrey L. Knight       2001      1993 - Present          Putnam Management
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PUTNAM VT GLOBAL EQUITY FUND
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Global Core Team
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Portfolio leader        Since     Experience
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Paul C. Warren          2002      1997 - Present          Putnam Management
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Portfolio members       Since     Experience
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Mark A. Bogar           2002      1998 - Present          Putnam Management
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Shigeki Makino          2002      2000 - Present          Putnam Management
                                  Prior to Aug. 2000      Fidelity Investments
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Stephen S. Oler         2002      1997 - Present          Putnam Management
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PUTNAM VT INCOME FUND
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Core Fixed-Income Team
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Portfolio leader        Since     Experience
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Kevin M. Cronin         2000      1997 - Present          Putnam Management
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Portfolio member        Since     Experience
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Robert A. Bloemker      2002      1999 - Present          Putnam Management
                                  Prior to Sept. 1999     Lehman Brothers
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PUTNAM VT INTERNATIONAL EQUITY FUND
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International Core Team
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Portfolio members       Since     Experience
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Joshua L. Byrne         2000      1992 - Present          Putnam Management
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Simon Davis             2000      2000 - Present          Putnam Management
                                  Prior to Sept. 2000     Deutsche Asset
                                                          Management
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Stephen S. Oler         2000      1997 - Present          Putnam Management
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George W. Stairs        2002      1994 - Present          Putnam Management
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PUTNAM VT UTILITIES GROWTH AND INCOME FUND
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Utilities Team
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Portfolio leader        Since     Experience
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Michael R. Yogg         2000      1997 - Present          Putnam Management
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Portfolio member        Since     Experience
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Stephen A. Balter       2002      2000 - Present          Putnam Management
                                  Prior to Mar. 2000      Pioneer Investment
                                                          Management
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PUTNAM VT VISTA FUND
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Mid Cap Growth Team
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Portfolio members       Since     Experience
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Kevin M. Divney         2003      1997 - Present          Putnam Management
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Kenneth J. Doerr        2001      2000 - Present          Putnam Management
                                  Prior to Nov. 2000      Equinox Capital
                                                          Management
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Paul E. Marrkand        2003      1987 - Present          Putnam Management
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HV-4812